AGENT DEFERRED COMPENSATION PLAN (TABLES)	12 Months Ended
Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Schedule of Assumptions Used [Table Text Block]	We used the following assumptions for the deferred compensation plan to calculate:

	2011	2010
Benefit obligations:
Discount rate	4.50%	5.50%
Net periodic cost:
Discount rate	5.50%	5.75%

Schedule of Expected Benefit Payments [Table Text Block]	The benefits expected to be paid pursuant to our agent deferred compensation plan as of December 31, 2011 were as follows (dollars in millions):

2012	$5.0
2013	5.4
2014	5.9
2015	6.1
2016	6.4
2017 - 2021	37.5